BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF ESTIMATED USEFUL LIFE [Table Text Block]
Estimated Useful Life
Plant and building	20 years
Machinery and equipment	10 years
Office furniture and equipment	10 years
Transportation equipment	5 years

Estimated Useful Life
Plant and building	20 years
Machinery and equipment	10 years
Office furniture and equipment	10 years
Transportation equipment	5 years